Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Operating Lease Payments	Future minimum operating lease payments are as follows (in millions):

2018 (remaining)	$115
2019	135
2020	106
2021	78
2022	53
Thereafter	51
Total future minimum operating lease payments	$538
Operating Leases

Future minimum operating lease payments are as follows (in millions):
2018	$150
2019	127
2020	98
2021	71
2022	46
Thereafter	44
Total future minimum operating lease payments	$536